Taxes - Income (loss) before provision for income taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (2,819,073)	$ (7,058,158)	$ (18,284,958)	$ (28,216,352)	$ (5,342,676)
CAYMAN ISLANDS
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(2,788,535)	(1,267,416)	(8,833,523)	(6,034,362)	(4,936,199)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (30,538)	(5,391,624)	(9,052,317)	(22,024,619)	(379,349)
CANADA
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes		(349,960)	(349,960)	(1,998)	(2,270)
SINGAPORE
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes		$ (49,158)	$ (49,158)	$ (155,373)	$ (24,858)